UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2009
                                                     ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                 --------------------------
  This Amendment (Check only one.):              [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     ALLSTATE LIFE INSURANCE CO OF NEW YORK
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Address:  3075 SANDERS ROAD, SUITE G4A
          ------------------------------------------
          NORTHBROOK, IL.  60062-7127
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PAUL SCHUTT
         -----------------------------------------------
Title:   ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
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Phone:   847-402-5169
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Signature, Place, and Date of Signing:


    /s/ PAUL SCHUTT                  NORTHBROOK,IL.          08/12/09
-------------------------     --------------------------   --------------
     [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               ONE
                                          ----------------------

Form 13F Information Table Entry Total:          2
                                          ----------------------

Form 13F Information Table Value Total:    100,396 (THOUSAND)
                                          ----------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number             Name

1           028-10298                        ALLSTATE INVESTMENTS LLC
                                             -----------------------------------

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK


                                     TITLE OF                 VALUE         SHARES/   SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                    CLASS        CUSIP     (x1000)        PRN AMT   PRN CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE
-----------------------              --------    ---------   --------       -------   --- ----  ------- --------  ----- ------  ----
VANGUARD LARGE CAP ETF             COMMON         922908637   65,088     1,560,116     SH        DEFINED   1       X
VANGUARD SMALL CAP VIPERS          COMMON         922908751   35,308       771,751     SH        DEFINED   1       X

"STOCK"                                                 2    100,396     2,331,867
REPORT TOTALS                                           2    100,396     2,331,867